Stock Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Summary of Share-based Payment Arrangement, Expensed and Capitalized, Amount
The following tables summarize the stock-based compensation expense for stock options and restricted stock awards granted to employees and nonemployees that was recorded in the Company’s statements of operations and comprehensive loss for the nine months ended September 30, 2021 and 2020.

	Nine months ended September 30,
	2021	2020
Research and development	$606	$4
General and administrative	1,444	184

Total stock-based compensation expense	$2,050	$188

	Nine months ended September 30,
	2021	2020
Employees	$1,878	$182
Nonemployees	172	6

Total stock-based compensation expense	$2,050	$188

The following tables summarize the stock-based compensation expense for stock options and restricted stock awards granted to employees and nonemployees that was recorded in the Company’s statements of operations and comprehensive loss for the years ended December 31, 2019 and 2020.

	Year ended December 31,
	2019	2020
Research and development	$40	$4
General and administrative	223	327

Total stock-based compensation expense	$263	$331

	Year ended December 31,
	2019	2020
Employees	$233	$321
Nonemployees	30	10

Total stock-based compensation expense	$263	$331

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
The fair value of stock options granted during the nine months ended September 30, 2021 and 2020 was estimated using the Black-Scholes option pricing model based on the following weighted average assumptions.

Nine months ended September 30,
	2021	2020
Expected term (in years)	5.5 – 6.1	5.5 – 6.1
Expected volatility	75.4% – 76.6%	74.0% – 75.7%
Risk-free rate	0.6% – 1.1%	0.4% – 1.7%
Dividend yield	—	—

The fair value of stock options granted during the years ended December 31, 2019 and 2020, was estimated using the Black-Scholes option pricing model based on the following weighted average assumptions.

Year ended December 31,
	2019	2020
Expected term (in years)	5.5 – 6.0	5.5 – 6.1
Expected volatility	74.0% – 74.3%	86.1% – 92.5%
Risk-free rate	2.19% – 2.22%	0.41% – 1.67%
Dividend yield	—	—

Summary of Share-based Compensation Arrangements by Share-based Payment Award
Stock option activity under the 2017 EIP and 2021 EIP was as follows:

	Number of options	Weighted- average exercise price per share	Weighted- average remaining contractual life (years)	Aggregate intrinsic value (000s)
Balance—December 31, 2020	1,855,507	$2.99	9.79	$8
Granted	1,188,064	8.98
Exercised	(145,805)	3.77
Cancelled and forfeited	(3,095)	9.38

Balance—September 30, 2021	2,894,671	5.43	9.35	$34,521

Options exercisable—September 30, 2021	82,944	3.42	8.96	$1,155

Vested and expected to vest—September 30, 2021	2,894,671	$5.43	9.35	$34,521

The following table summarizes the Company’s option activity for the year ended December 31, 2020.

	Number of options	Weighted- average exercise price per share	Weighted- average remaining contractual life (years)	Aggregate intrinsic value (000s)
Balance—December 31, 2019	158,599	$7.88	8.19	$10
Granted	1,865,091	2.98
Exercised	(33,291)	8.45
Cancelled and forfeited	(134,892)	6.75

Balance—December 31, 2020	1,855,507	$2.99	9.79	$8

Options exercisable—December 31, 2020	146,830	$3.84	8.17	$1

Unvested and expected to vest—December 31, 2020	1,818,708	$2.96	9.92	$—

Summary of Share-based Payment Arrangement, Restricted Stock and Restricted Stock Unit, Activity
The following table summarizes the activity for the Company’s restricted stock for the nine months ended September 30, 2021.

Number of shares
Unvested as of December 31, 2020	41,363
Vested	(37,226)

Unvested as of September 30, 2021	4,137

The following table summarizes the activity for the Company’s restricted stock for the year ended December 31, 2020.

Number of shares
Unvested as of December 31, 2019	10,340
Granted	49,636
Vested	(18,613)

Unvested as of December 31, 2020	41,363